Financial Risk Management Objectives and Policies - Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	$ 40,559	$ 38,447
Trade payables [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	12,638	10,146
Financial liabilities included in other payables and accruals [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	579	275
Lease liabilities [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	1,900	924
Interest-bearing bank borrowings [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	25,442	27,102
On demand [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	13,217	10,421
On demand [Member] | Trade payables [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	12,638	10,146
On demand [Member] | Financial liabilities included in other payables and accruals [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	579	275
On demand [Member] | Lease liabilities [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
On demand [Member] | Interest-bearing bank borrowings [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Less than 1 year [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	26,163	27,573
Less than 1 year [Member] | Trade payables [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Less than 1 year [Member] | Financial liabilities included in other payables and accruals [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Less than 1 year [Member] | Lease liabilities [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	721	471
Less than 1 year [Member] | Interest-bearing bank borrowings [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	25,442	27,102
1 to 5 years [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	1,179	453
1 to 5 years [Member] | Trade payables [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
1 to 5 years [Member] | Financial liabilities included in other payables and accruals [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
1 to 5 years [Member] | Lease liabilities [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	1,179	453
1 to 5 years [Member] | Interest-bearing bank borrowings [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Over 5 years [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Over 5 years [Member] | Trade payables [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Over 5 years [Member] | Financial liabilities included in other payables and accruals [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Over 5 years [Member] | Lease liabilities [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Over 5 years [Member] | Interest-bearing bank borrowings [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total